Exceptional items	6 Months Ended
Dec. 31, 2023
Exceptional Items [Abstract]
Exceptional items	Exceptional items
Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included within the income statement caption to which they relate. Management believes that that separate disclosure of exceptional items and the classification between operating and non-operating items further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.
Exceptional operating items are those that are considered to be material and unusual or non-recurring in nature and are part of the operating activities of the group, such as one-off global restructuring programmes which can be multi-year, impairment of intangible assets and fixed assets, indirect tax settlements, property disposals and changes in post employment plans.
Gains and losses on the sale or directly attributable to a prospective sale of businesses, brands or distribution rights, step up gains and losses that arise when an investment becomes an associate or an associate becomes a subsidiary and other material, unusual non-recurring items that are not in respect of the production, marketing and distribution of premium drinks, are disclosed as exceptional non-operating items below operating profit in the income statement.
Exceptional current and deferred tax items comprise material and unusual or non-recurring items that impact taxation.
Examples include direct tax provisions and settlements in respect of prior years and the remeasurement of deferred tax assets and liabilities following tax rate changes.

	Six months ended 31 December 2023	Six months ended 31 December 2022
	$ million	Re-presented $ million
Exceptional operating items
Brand impairment (1)	(54)	—
Supply chain agility programme (2)	(31)	(56)
Various dispute and litigation matters (3)	(108)	—
Winding down Russian operations (4)	—	17
	(193)	(39)
Non-operating items
Sale of businesses and brands
Windsor business (5)	(53)	—
Guinness Cameroun S.A. (6)	(11)	(2)
USL Popular brands (7)	4	5
Archers brand (8)	—	23
United National Breweries (9)	—	3
Step acquisition - Mr Black (10)	—	(10)
	(60)	19

Exceptional items before taxation	(253)	(20)

Items included in taxation
Tax on exceptional operating items	43	14
Tax on exceptional non-operating items	(1)	2
Exceptional taxation (11)	—	68
	42	84

Total exceptional items	(211)	64

Attributable to:
Equity shareholders of the parent company	(213)	63
Non-controlling interests	2	1
Total exceptional items	(211)	64
(1) In the six months ended 31 December 2023, an impairment charge of $54 million in respect of certain brands in the US ready to drink portfolio was recognised in exceptional operating items. The charge is mainly driven by the reduction in forecast cash flow assumptions due to the reprioritisation of the portfolio and the more challenging macroeconomic environment. A pre-
tax discount rate of 10% (2022 – 9%) for North America has been used to calculate the net present value of the future cash flows expected to be generated by these brands. The brand impairment reduced the deferred tax liability by $13 million resulting in a net exceptional loss of $41 million.
(2) In the six months ended 31 December 2023, an exceptional charge of $31 million was accounted for in respect of the supply chain agility programme (2022 – $56 million). With this five-year spanning programme launched in July 2022, Diageo expects to strengthen its supply chain, improve its resilience and agility, drive efficiencies, deliver additional productivity savings and make its supply operations more sustainable. Total implementation cost of the programme is expected to be up to $600 million over the five-year period, which will comprise non‐cash items and one‐off expenses, the majority of which are expected to be recognised as exceptional operating items. The exceptional charge for the six months ended 31 December 2023 was primarily in respect of accelerated depreciation in North America, being additional depreciation of assets in the period directly attributable to the programme. Restructuring cash expenditure was $11 million in the six months ended 31 December 2023
(2022 – $nil).
(3) In the six months ended 31 December 2023, $108 million was recorded as an exceptional operating item in respect of various dispute and litigation matters in North America and Europe, including certain costs and expenses associated therewith.
(4) In the six months ended 31 December 2022, Diageo released unutilised provisions of $17 million from the $64 million exceptional charge taken in the year ended 30 June 2022 in respect of winding down its operations in Russia.
(5) On 27 October 2023, Diageo completed the sale of Windsor Global Co., Ltd. to PT W Co., Ltd., a Korean company sponsored by Pine Tree Investment & Management Co., Ltd. for a total consideration of KRW 206 billion ($152 million). The transaction resulted in a loss of $53 million in the six months ended 31 December 2023, which was recognised as a non-
operating item attributable to the sale, including cumulative translation losses of $26 million recycled to the income statement.
(6) On 26 May 2023, Diageo completed the sale of its wholly owned subsidiary, Guinness Cameroun S.A., its brewery in
Cameroon, to Castel Group. In the six months ended 31 December 2023, $11 million charges directly attributable to the disposal have been accounted for. Transaction costs relating to the prospective sale in the six months ended 31 December 2022 amounted to $2 million.
(7) On 30 September 2022, Diageo completed the sale of the Popular brands of its USL business. The aggregate consideration for the disposal was $97 million, the disposed net assets included $34 million net working capital and $23 million brand, and
$19 million goodwill was derecognised. In the six months ended 31 December 2022, the transaction resulted in an exceptional gain of $5 million. $4 million of the purchase price, that was subject to administrative actions within 12 months and considered uncertain at the time of the transaction, was paid to Diageo in the six months ended 31 December 2023 and recognised as exceptional gain.
(8) On 8 September 2022, Diageo announced the sale of its Archers brand. The transaction resulted in an exceptional gain of
$23 million.
(9) In the six months ended 31 December 2022, ZAR 46 million ($3 million) of deferred consideration was paid to Diageo in respect of the sale of United National Breweries, the full amount of which represented a non-operating gain.
(10) On 29 September 2022, the group acquired the part of the entire issued share capital of Mr Black Spirits Pty Ltd, owner of the Mr Black Australian premium cold brew coffee liqueur, that it did not already own. As a result of Mr Black becoming a subsidiary of the group, in the six months ended 31 December 2022, a loss of $10 million arose, being the difference between the book value of the associate prior to the transaction and its fair value plus transaction costs.
(11) Exceptional tax credits of $84 million in the six months ended 31 December 2022 include tax credits of $68 million in respect of the deductibility of fees paid to Diageo plc for guaranteeing externally issued debt of US group entities.